As filed with the Securities and Exchange Commission on July 21, 2010

Securities Act File No. 333-123257
Investment Company Act File No. 811-10325

United States Securities and Exchange Commission
Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 161	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 165	☒

MARKET VECTORS ETF TRUST
(Exact Name of Registrant as Specified in its Charter)

335 Madison Avenue, 19th Floor
New York, New York 10017
(Address of Principal Executive Offices)

(212) 293-2000
Registrant’s Telephone Number

Joseph J. McBrien, Esq.
Senior Vice President and General Counsel
Van Eck Associates Corporation
335 Madison Avenue, 19th Floor
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Stuart M. Strauss, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
Immediately upon filing pursuant to paragraph (b)
x	On July 28, 2010 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On [date] pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On [date] pursuant to paragraph (a)(2) of rule 485

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 154 to its Registration Statement until July 28, 2010. Parts A, B and C of Registrant’s Post-Effective Amendment No. 154 under the Securities Act of 1933 and No. 158 under the Investment Company Act of 1940, filed on June 28, 2010, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 21st day of July 2010.

MARKET VECTORS ETF TRUST

   By:    /s/ Jan F. van Eck*
                Name: Jan F. van Eck
                                               Title: President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ David H. Chow*	Trustee	July 21, 2010
David H. Chow
/s/ R. Alastair Short*	Trustee	July 21, 2010
R. Alastair Short
/s/ Richard D. Stamberger*	Trustee	July 21, 2010
Richard D. Stamberger
/s/ Jan F. van Eck*	President, Chief Executive Officer and Trustee	July 21, 2010
Jan F. van Eck
/s/ Bruce J. Smith*	Chief Financial Officer	July 21, 2010
Bruce J. Smith

*By: /s/ Jonathan R. Simon
Jonathan R. Simon
Attorney‑in‑Fact